SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information - (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 90,932			$ 126,655
Lease liability				$ 164,259
Impairment of long-lived assets		$ 0	$ 0
Foreign currency loss		2,500
Warranty expense		$ 0	$ 100
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	90,932
ASU 2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	94,200
Lease liability	126,000
Reclassification of prepaid expense	200
Reclassification of deferred rent including tenant improvement allowances and other liability balances	$ 31,800